PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are summarized below:

	March 31, 2025	December 31, 2024

Prepaid insurance	$160,756	$248,364
Legal and professional	15,787	27,448
Other	240,007	147,183
Total prepaid expenses and other current assets	$416,550	$422,995

Prepaid expenses and other current assets at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023

Prepaid insurance	$248,364	$171,855
Legal and professional	27,448	24,476
Other	147,183	124,686
Total prepaid expenses and other current assets	$422,995	$321,017